EARNINGS PER SHARE AND DIVIDEND PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE AND DIVIDEND PER SHARE
Schedule of earnings per share

	2023	2022	2021
Earnings per share

Net profit/(loss) for the year attributable to TORM plc shareholders (USDm)	648.3	562.8	(42.1)

Million shares
Weighted average number of shares	84.1	81.8	78.6
Weighted average number of treasury shares	(0.5)	(0.5)	(0.5)

Weighted average number of shares outstanding	83.6	81.3	78.1
Dilutive effect of outstanding share options	3.1	1.5	0.3
Weighted average number of shares outstanding incl. dilutive effect of share options	86.7	82.8	78.4

Basic earnings/(loss) per share (USD)	7.75	6.92	(0.54)

Diluted earnings/(loss) per share (USD)	7.48	6.80	(0.54)

Schedule of dividend per share

	2023	2022	2021
Dividend per share

Declared dividend per share (USD)	4.42	4.63	—
Declared dividend for the year (USDm)	370.9	378.7	—

Proposed dividend per share for approval at Annual General Meeting (USD)	1.36	—	—
Proposed dividend for approval at Annual General Meeting (USDm)	126.3	—	—

Dividend paid per share (USD)	7.01	2.04	—
Dividend paid during the year (USDm)	586.4	166.7	—

Number of shares
Number of shares, end of period (million)	86.2	82.3	81.2
Number of treasury shares, end of period (million)	(0.5)	(0.5)	(0.5)
Number of shares outstanding, end of period (million)	85.7	81.8	80.7